Digital Assets (Details) - Schedule of digital currency transactions - Gryphon Digital Mining, Inc. [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Digital Assets (Details) - Schedule of digital currency transactions [Line Items]
Beginning Balance	$ 53,000
Additions	5,000	1,374,000
Interest earned	2,000	25,000
Noncash disposition	(54,000)	(1,263,000)
Unrealized losses		(130,000)
Ending Balance	$ 6,000	$ 6,000